Segment Reporting - Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Voyage revenues	$ 99,241	$ 98,608	$ 195,012	$ 195,934
Voyage expenses	(542)	(373)	(999)	(691)
Vessel operating expenses	(22,412)	(24,102)	(44,265)	(45,736)
Depreciation and amortization	(22,869)	(23,209)	(46,480)	(46,778)
General and administrative expenses	(5,864)	(7,068)	(11,292)	(13,776)
Loss on sale of vessels	0	0	(27,439)	0
Income (loss) from vessel operations	47,554	43,856	64,537	88,953
Equity income	29,567	29,002	39,065	47,060
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	84,497	77,466	163,082	153,400
Voyage expenses	(126)	0	(243)	0
Vessel operating expenses	(16,734)	(16,127)	(31,966)	(30,433)
Depreciation and amortization	(20,474)	(18,004)	(39,159)	(36,310)
General and administrative expenses	(4,679)	(5,514)	(9,041)	(10,839)
Loss on sale of vessels			0	0
Income (loss) from vessel operations	42,484	37,821	82,673	75,818
Equity income	29,567	29,002	39,065	47,060
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	14,744	21,142	31,930	42,534
Voyage expenses	(416)	(373)	(756)	(691)
Vessel operating expenses	(5,678)	(7,975)	(12,299)	(15,303)
Depreciation and amortization	(2,395)	(5,205)	(7,321)	(10,468)
General and administrative expenses	(1,185)	(1,554)	(2,251)	(2,937)
Loss on sale of vessels			(27,439)	0
Income (loss) from vessel operations	5,070	6,035	(18,136)	13,135
Equity income	$ 0	$ 0	$ 0	$ 0